Shareholder Fees - FidelityBalancedFund-RetailPRO	Oct. 30, 2024 USD ($)
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund
Shareholder Fees:
(fees paid directly from your investment)	none